NUVEEN KANSAS MUNICIPAL BOND FUND

NUVEEN KENTUCKY MUNICIPAL BOND FUND

NUVEEN MICHIGAN MUNICIPAL BOND FUND

NUVEEN MISSOURI MUNICIPAL BOND FUND

NUVEEN OHIO MUNICIPAL BOND FUND

NUVEEN WISCONSIN MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED SEPTEMBER 29, 2023

1.

Paul L. Brennan, CFA, has been named a portfolio manager of Nuveen Kansas Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund. Steven M. Hlavin will continue to serve as a portfolio manager for the Funds.

Paul L. Brennan, CFA, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry in 1991 and joined NAM in 1997. He assumed portfolio management responsibilities in 1994.

2.

Kristen M. DeJong, CFA, and Scott R. Romans, PhD, have been named portfolio managers of Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund and Nuveen Ohio Municipal Bond Fund. Daniel J. Close, CFA, will continue to serve as a portfolio manager for the Funds.

Kristen M. DeJong, CFA, is Managing Director and Portfolio Manager at NAM. She began her career in the financial services industry in 2005 and joined NAM in 2008. She served as a research associate in the wealth management services area and then as a senior research analyst for NAM’s municipal fixed income team before assuming portfolio management responsibilities in 2021.

Scott R. Romans, PhD, is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry when he joined NAM in 2000. He assumed portfolio management responsibilities in 2003.

3.

Michael S. Hamilton and Stephen J. Candido, CFA, have been named portfolio managers of Nuveen Missouri Municipal Bond Fund. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Fund until his retirement on April 1, 2024.

Michael S. Hamilton is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry in 1989 and joined NAM in 2011. He assumed portfolio management responsibilities in 1992.

Stephen J. Candido, CFA, is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry when he joined NAM in 1996. He served as a research analyst specializing in high yield sectors before assuming portfolio management responsibilities in 2016.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS4PRO-1023P

NUVEEN KANSAS MUNICIPAL BOND FUND

NUVEEN KENTUCKY MUNICIPAL BOND FUND

NUVEEN MICHIGAN MUNICIPAL BOND FUND

NUVEEN MISSOURI MUNICIPAL BOND FUND

NUVEEN OHIO MUNICIPAL BOND FUND

NUVEEN WISCONSIN MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 29, 2023

1.

Paul L. Brennan, CFA, has been named a portfolio manager of Nuveen Kansas Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund. Steven M. Hlavin will continue to serve as a portfolio manager for the Funds.

2.

Kristen M. DeJong, CFA, and Scott R. Romans, PhD, have been named portfolio managers of Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund and Nuveen Ohio Municipal Bond Fund. Daniel J. Close, CFA, will continue to serve as a portfolio manager for the Funds.

3.

Michael S. Hamilton and Stephen J. Candido, CFA, have been named portfolio managers of Nuveen Missouri Municipal Bond Fund. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Fund until his retirement on April 1, 2024.

4.	The following includes the accounts managed by Paul L. Brennan, Kristen M. DeJong, Scott R. Romans, Michael S. Hamilton and Stephen J. Candido as of August 31, 2023:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Paul L. Brennan	Registered Investment Companies	10	$26,127.96	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	7	$1,054.75	0	$0
Kristen M. DeJong	Registered Investment Companies	1	$818.75	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	52	$15,426.58	0	$0
Scott R. Romans	Registered Investment Companies	12	$15,158.17	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Michael S. Hamilton	Registered Investment Companies	9	$2,475.29	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Stephen J. Candido	Registered Investment Companies	11	$31,035.39	0	$0
	Other Pooled Investment Vehicles	2	$538.45	0	$0
	Other Accounts	3	$2,701.11	0	$0

5.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Paul L. Brennan*	Nuveen Kansas Municipal Bond Fund	A	F
	Nuveen Wisconsin Municipal Bond Fund	A
Kristen M. DeJong*	Nuveen Kentucky Municipal Bond Fund	A	A
	Nuveen Michigan Municipal Bond Fund	A
	Nuveen Ohio Municipal Bond Fund	A
Scott R. Romans*	Nuveen Kentucky Municipal Bond Fund	A	B
	Nuveen Michigan Municipal Bond Fund	A
	Nuveen Ohio Municipal Bond Fund	A
Michael S. Hamilton*	Nuveen Missouri Municipal Bond Fund	A	C
Stephen J. Candido*	Nuveen Missouri Municipal Bond Fund	A	A

*	Information provided is as of August 31, 2023.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS4SAI-1023P